Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Stock Option Plans
A summary of activity under the United’s stock option plans as of December 31, 2023, and the changes during the year of 2023 are presented below:

	Year ended December 31, 2023
			Weighted Average
(Dollars in thousands, except per share amounts)	Shares	Aggregate Intrinsic Value	Remaining Contractual Term (Yrs.)	Exercise Price
Outstanding at January 1, 2023	1,501,212			$34.64
Exercised	(75,361)			26.88
Forfeited or expired	(88,469)			28.74

Outstanding at December 31, 2023	1,337,382	$4,785	3.8	$35.47

Exercisable at December 31, 2023	1,280,856	$4,500	3.7	$35.60

Changes to United's Restricted Common Shares
The following summarizes the changes to United’s restricted common shares for the year ended December 31, 2023:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Outstanding at January 1, 2023	373,220	$35.43
Granted	150,732	40.98
Vested	(181,725)	35.63
Forfeited	(8,295)	38.53

Outstanding at December 31, 2023	333,932	$37.75

Status of United's Nonvested Stock Option Awards
The following table summarizes the status of United’s nonvested awards for the year ended December 31, 2023:

	Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested at January 1, 2023	170,892	$6.16
Vested	(114,053)	6.41
Forfeited or expired	(313)	5.65

Nonvested at December 31, 2023	56,526	$5.65

Restricted Stock Units (RSUs) [Member]
Status of United's Nonvested Stock Option Awards
The following table summarizes the status of United’s nonvested RSUs during the year ended December 31, 2023:

	Shares	Weighted-Average Grant Date Fair Value Per Share
Nonvested at January 1, 2023	266,159	$35.45
Granted	177,368	40.40
Vested	(37,912)	36.64
Forfeited or expired	(42,113)	37.19

Nonvested at December 31, 2023	363,502	$37.53